Average Annual Total Returns - FidelityZEROExtendedMarketLargeCapIndexFunds-ComboPRO - FidelityZEROExtendedMarketLargeCapIndexFunds-ComboPRO - Fidelity ZERO Large Cap Index Fund	Dec. 30, 2024
Fidelity ZERO Large Cap Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	27.45%
Past 5 years	15.76%
Since Inception	11.76%	[1]
Fidelity ZERO Large Cap Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	27.04%
Past 5 years	15.41%
Since Inception	11.41%	[1]
Fidelity ZERO Large Cap Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	16.53%
Past 5 years	12.68%
Since Inception	9.35%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	11.71%
IXYDD
Average Annual Return:
Past 1 year	27.41%
Past 5 years	15.75%
Since Inception	11.74%

[1]	A From September 13, 2018 .